FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and Cash equivalents	$ 69,345	$ 10,520
Restricted cash	271	271
Short-term deposits		35,465
Trade receivables, net	4,596	3,780
Other current assets	1,032	1,712
Other long-term Assets	2,698	1,717
Financial assets, gross	77,942	53,465
Financial liabilities at amortized cost	(21,515)	(13,573)
Total net financial assets	56,427	39,892
U S D [Member]
IfrsStatementLineItems [Line Items]
Cash and Cash equivalents	67,791	8,594
Restricted cash	271	271
Short-term deposits		35,465
Trade receivables, net	2,938	2,640
Other current assets	135	229
Other long-term Assets	2,611	1,542
Financial assets, gross	73,746	48,741
Financial liabilities at amortized cost	(11,170)	(10,752)
Total net financial assets	62,576	37,979
N I S [Member]
IfrsStatementLineItems [Line Items]
Cash and Cash equivalents	630	579
Restricted cash
Short-term deposits
Trade receivables, net	560	63
Other current assets	897	1,483
Other long-term Assets	82	169
Financial assets, gross	2,169	2,294
Financial liabilities at amortized cost	(10,343)	(2,870)
Total net financial assets	(8,174)	(576)
Other [Member]
IfrsStatementLineItems [Line Items]
Cash and Cash equivalents	924	1,347
Restricted cash
Short-term deposits
Trade receivables, net	1,098	1,077
Other current assets
Other long-term Assets	5	6
Financial assets, gross	2,027	2,430
Financial liabilities at amortized cost	(2)	49
Total net financial assets	$ 2,025	$ 2,479